Acquisitions (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Acquisitions
Revaluation gain of previously held equity interests					¥ 144,434,000
Allocation of the consideration
Goodwill		¥ 1,012,026,000		¥ 1,012,026,000	941,488,000	$ 145,368		¥ 50,967,000
Purchase price allocation
Goodwill		¥ 1,012,026,000		¥ 1,012,026,000	941,488,000	$ 145,368		¥ 50,967,000
Zenith Group
Acquisitions
Percentage of equity interest acquired		28.10%		28.10%		28.10%
Consideration transferred		¥ 156,500,000	$ 22,400
Long term investment alternative method							¥ 296,800,000
Allocation of the consideration
Goodwill		360,039,000		¥ 360,039,000
Purchase price allocation
Net (liabilities) assumed/assets acquired		30,252,000		30,252,000
Noncontrolling interests		(121,154,000)		(121,154,000)
Goodwill		360,039,000		360,039,000
Total		326,341,000		326,341,000
Total purchase price comprised of:
Cash consideration				296,796,000
Fair value of previously held equity interests				29,545,000
Total				326,341,000
Zenith Group | Tradename
Purchase price allocation
Intangible assets		54,974,000		54,974,000
Amortization Period (in years)	8 years
Zenith Group | Non-compete clause
Purchase price allocation
Intangible assets		¥ 2,230,000		¥ 2,230,000
Amortization Period (in years)	3 years
Chaodian
Acquisitions
Percentage of equity interest acquired	72.00%	63.60%		63.60%		63.60%
Consideration transferred	¥ 288,600,000
Carrying value of acquired assets and liabilities	¥ 909,600,000	¥ 986,400,000		¥ 986,400,000
Allocation of the consideration
Consideration		1,198,198,000		1,198,198,000
Cash and cash equivalents		1,199,117,000		1,199,117,000
Accounts receivable, net		95,147,000		95,147,000
Goodwill		36,120,000		36,120,000
Other asset acquired		68,214,000		68,214,000
Total Asset acquired		1,398,598,000		1,398,598,000
Accrued liabilities and other payables		(323,025,000)		(323,025,000)
Other liability acquired		(89,217,000)		(89,217,000)
Total liability acquired		(412,242,000)		(412,242,000)
Non-controlling interest		(276,621,000)		(276,621,000)
Deemed dividend		488,463,000		488,463,000
Total		1,198,198,000		1,198,198,000
Purchase price allocation
Goodwill		36,120,000		36,120,000
Other acquisitions
Acquisitions
Revaluation gain of previously held equity interests				0	138,600,000
Allocation of the consideration
Goodwill		34,418,000		34,418,000	530,482,000
Purchase price allocation
Net (liabilities) assumed/assets acquired		65,582,000		65,582,000	62,800,000
Noncontrolling interests		(30,000,000)		(30,000,000)	(107,505,000)
Goodwill		34,418,000		34,418,000	530,482,000
Total		¥ 70,000,000		70,000,000	643,777,000
Total purchase price comprised of:
Cash consideration				70,000,000	391,071,000
Fair value of previously held equity interests					252,706,000
Total				¥ 70,000,000	643,777,000
Other acquisitions | Tradename
Purchase price allocation
Intangible assets					104,000,000
Other acquisitions | Tradename | Minimum
Purchase price allocation
Amortization Period (in years)				5 years
Other acquisitions | Tradename | Maximum
Purchase price allocation
Amortization Period (in years)				10 years
Other acquisitions | User base
Purchase price allocation
Intangible assets					21,500,000
Amortization Period (in years)				3 years
Other acquisitions | Copyrights
Purchase price allocation
Intangible assets					23,500,000
Other acquisitions | Copyrights | Minimum
Purchase price allocation
Amortization Period (in years)				9 months
Other acquisitions | Copyrights | Maximum
Purchase price allocation
Amortization Period (in years)				3 years
Other acquisitions | Technology
Purchase price allocation
Intangible assets					9,000,000
Other acquisitions | Technology | Minimum
Purchase price allocation
Amortization Period (in years)				6 months
Other acquisitions | Technology | Maximum
Purchase price allocation
Amortization Period (in years)				8 months
Investment Income (Expense) [Member] | Zenith Group
Acquisitions
Revaluation gain of previously held equity interests					¥ 5,800,000
Before Second Acquisition [Member] | Zenith Group
Acquisitions
Percentage of equity interest owned after transactions							7.40%
After Second Acquisition [Member] | Zenith Group
Acquisitions
Percentage of equity interest owned after transactions							71.90%